Secured Borrowings (Schedule Of Fly Acquisition II Facility) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013
Debt Instruments
Outstanding principal balance	$ 3,100,000	$ 75,000
Fly Acquisition II Facility [Member]
Debt Instruments
Outstanding principal balance	$ 121,589		$ 126,766